SHAREHOLDERS' EQUITY - (Details) $ / shares in Units, $ in Thousands								12 Months Ended
	Dec. 23, 2024 shares	Sep. 15, 2024 USD ($) $ / shares shares	Mar. 05, 2024 USD ($) shares	Mar. 04, 2024 shares	Mar. 01, 2024 USD ($) $ / shares shares	Oct. 18, 2023 shares	Jul. 14, 2023 USD ($)	Dec. 31, 2024 USD ($) vote shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($)	Sep. 30, 2022 shares	Jul. 23, 2021 vote	Jul. 22, 2021 shares
Class of Stock [Line Items]
Reverse share split, additional shares issued (in shares)						15,890
Gross proceeds from shares sold | $								$ 45,535	$ 467	$ 0
Number of warrants issued (in shares)													518,750
Stock reverse split, ratio						0.0333
Private Placement
Class of Stock [Line Items]
Number of warrants issued (in shares)		3,639,893
Exercise price per share of warrants issued (in USD per share) | $ / shares		$ 0.001
Private Placement | Warrant
Class of Stock [Line Items]
Price per share of warrants issued (in USD per share) | $ / shares		$ 4.121
Class A Ordinary Shares
Class of Stock [Line Items]
Shares converted (in shares)						30
Converted shares issued (in shares)						1
Number of votes | vote								1
Number of warrants issued (in shares)											2
Shares issued as a result of debt converted (in shares)	72,780
Class A Ordinary Shares | ATM Sales Agreement
Class of Stock [Line Items]
Value of shares available for issuance | $							$ 35,000
Number of shares sold (in shares)								310,822	75,912
Net proceeds from shares sold | $								$ 1,523	$ 467
Class A Ordinary Shares | Public Offering
Class of Stock [Line Items]
Number of shares sold (in shares)					2,000,000
Price per share of shares issued (in USD per share) | $ / shares					$ 6.50
Gross proceeds from shares sold | $					$ 13,000
Class A Ordinary Shares | Over-Allotment
Class of Stock [Line Items]
Number of shares sold (in shares)				300,000
Period for option to purchase ordinary shares					20 days
Percentage of the number of ordinary shares sold					15.00%
Class A Ordinary Shares | Underwritten Public Offering And Over-Allotment Option
Class of Stock [Line Items]
Number of shares sold (in shares)			2,300,000
Net proceeds from shares sold | $			$ 14,135
Class A Ordinary Shares | Private Placement
Class of Stock [Line Items]
Number of shares sold (in shares)		7,362,930
Net proceeds from shares sold | $		$ 44,877
Price per share of shares issued (in USD per share) | $ / shares		$ 4.122
Transaction costs | $		$ 29,877
Class B Ordinary Shares
Class of Stock [Line Items]
Shares converted (in shares)						30
Converted shares issued (in shares)						1
Number of votes | vote								10				10
Percentage of outstanding shares representing an affirmative vote								1